INTANGIBLE ASSETS AND GOODWILL (Schedule of goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2020
Goodwill [Line Items]
Gross goodwill	$ 48,445			$ 2,247
Acquired through business combinations	29,031	$ 19,675
Impairment recorded	(25,073)	(51)	$ (23,372)	(1,817)
Foreign currency translation	(261)
Net book value	23,372	20,054	0	430
Pharmaceuticals [Member]
Goodwill [Line Items]
Gross goodwill				1,413
Acquired through business combinations	0	0
Impairment recorded	(379)	0		(1,034)
Foreign currency translation	0
Net book value	0	379		379
Food and beverage [Member]
Goodwill [Line Items]
Gross goodwill				834
Acquired through business combinations	0	0
Impairment recorded	0	(51)		(783)
Foreign currency translation	0
Net book value	0	0		51
Vessel [Member]
Goodwill [Line Items]
Gross goodwill	19,675			0
Acquired through business combinations	0	19,675
Impairment recorded	(19,675)	0	0	0
Foreign currency translation	0
Net book value	0	19,675	0	0
Just CBD [Member]
Goodwill [Line Items]
Gross goodwill	25,038			0
Acquired through business combinations	25,315	0
Impairment recorded	(5,398)	0	(19,640)	0
Foreign currency translation	(277)
Net book value	19,640	0	0	0
Franchise [Member]
Goodwill [Line Items]
Gross goodwill	3,732			0
Acquired through business combinations	3,716	0
Impairment recorded	0	0	(3,732)	0
Foreign currency translation	(16)
Net book value	$ 3,732	$ 0	$ 0	$ 0